Offerings	Nov. 15, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.875% Notes due 2027 (1)
Amount Registered | shares	910,350,000
Maximum Aggregate Offering Price	$ 908,110,539.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 139,031.72
Offering Note	(1) EUR 850,000,000 aggregate principal amount of 2.875% Notes due 2027 will be issued. Calculated in accordance with Rule 457(r) of the Securities Act of 1933, as amended, based on the U.S. dollar/euro exchange rate of $1.0710 = EUR 1.00, as of November 8, 2024, as reported by the U.S. Federal Reserve on November 12, 2024.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2.875% Notes due 2027-Guarantee (2)
Fee Rate	0.01531%
Offering Note	(2) Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no separate registration fee is payable for the guarantee. The Notes were issued by Highland Holdings S.a.r.l. and guaranteed by Otis Worldwide Corporation. The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering.